Revenue - Deferred Commission (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Estimated period of benefit	4 years
Length of renewal contract	1 year
Impairments of deferred commission	$ 0	$ 0
Changes In Balance Of Deferred Commission [Roll Forward]
Balance, beginning of period	9,011	4,495
Additions	24,302	7,450
Amortization expense	(6,172)	(2,934)
Balance, end of period	27,141	9,011
Deferred commission included in prepaid expenses and other current assets	8,806	3,226
Deferred commission included in other non-current assets	$ 18,335	$ 5,785